Income tax and social contribution - Schedule of income tax and social contribution (Details) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income tax and social contribution
Income before income tax and social contribution	R$ 270.1	R$ 60.6
Combined tax rate	34.00%	34.00%
Income tax and social contribution statutory rate	R$ (91.8)	R$ (20.6)
Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries		(2.0)
Exchange differences on foreign subsidiaries	(11.9)	8.4
Unrecorded deferred tax on tax loss and on temporary differences	19.7	3.0
Permanent differences	16.6	(3.7)
Reversal of provisions for uncertain tax provisions		9.8
Other	7.9	(0.1)
Total income tax and social contribution expenses	(59.5)	(5.2)
Current income tax and social contribution	(1.3)	8.5
Deferred income tax and social contribution	R$ (58.2)	R$ (13.7)